Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment and Total Accumulated Depreciation

Components of property and equipment and total accumulated depreciation at December 31, 2017 and 2016, are as follows:

(dollars in thousands)	2017	2016
Land	$4,267	$4,145
Buildings and improvements	14,950	14,668
Furniture and equipment	10,213	9,634

	29,430	28,447

Less accumulated depreciation	(11,784)	(10,477)

	$17,646	$17,970